Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 408,753	$ 526,597
Restricted cash and cash equivalents	530,930	770,000
Marketable securities	815	0
Accounts receivable, net of allowance of $60 and $707 at December 31, 2014 and 2013, respectively	1,126,078	614,726
Inventories, net	423,321	324,327
Prepaid expenses and other current assets	38,680	34,407
Income taxes receivable	51,846	0
Deferred income taxes	561,974	255,433
Assets held for sale	1,937,864	2,113,134
Total current assets	5,080,261	4,638,624
MARKETABLE SECURITIES	1,506	2,979
PROPERTY, PLANT AND EQUIPMENT, NET	387,703	326,874
GOODWILL	2,899,587	565,994
OTHER INTANGIBLES, NET	2,333,193	947,466
DEFERRED INCOME TAXES	5,059	0
OTHER ASSETS	202,307	89,919
TOTAL ASSETS	10,909,616	6,571,856
CURRENT LIABILITIES:
Accounts payable	297,484	250,636
Accrued expenses	1,149,545	718,693
Current portion of legal settlement accrual	1,443,114	215,644
Current portion of long-term debt	155,937	414,929
Income taxes payable	0	3,089
Deferred income taxes	22	0
Liabilities related to assets held for sale	103,338	149,253
Total current liabilities	3,149,440	1,752,244
DEFERRED INCOME TAXES	677,740	259,092
LONG-TERM DEBT, LESS CURRENT PORTION, NET	4,202,356	3,323,844
LONG-TERM LEGAL SETTLEMENT ACCRUAL, LESS CURRENT PORTION, NET	262,781	508,482
OTHER LIABILITIES	209,086	142,978
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Euro deferred shares, $0.01 par value; 4,000,000 shares authorized; 4,000,000 issued	48	0
Ordinary shares, $0.0001 and $0.01 par value; 1,000,000,000 and 350,000,000 shares authorized; 153,912,985 and 144,413,074 shares issued; 153,912,985 and 115,354,393 shares outstanding at December 31, 2014 and December 31, 2013, respectively	15	1,444
Additional paid-in capital	3,093,867	1,166,375
(Accumulated deficit) retained earnings	(595,085)	126,234
Accumulated other comprehensive loss	(124,088)	(4,915)
Treasury stock, zero and 29,058,681 shares at December 31, 2014 and December 31, 2013, respectively	0	(763,120)
Total Endo Health Solutions Inc. stockholders’ equity	2,374,757	526,018
Noncontrolling interests	33,456	59,198
Total stockholders’ equity	2,408,213	585,216
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,909,616	$ 6,571,856